CARDIUM

T H E R A P E U T I C S

April 19, 2007

Via EDGAR

Mr. Jeffrey Riedler

Assistant Director

Division of Corporate Finance

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Cardium Therapeutics, Inc.

Registration Statement on Form S-3

Filed March 29, 2007

File No. 333-414664

Dear Mr. Riedler:

This letter is submitted on behalf of Cardium Therapeutics, Inc. in response to the comments of the staff of the Division of Corporation Finance of the United States Securities and Exchange Commission with respect to the above referenced filing, as set forth in your letter to dated April 9, 2007. For reference purposes, the text of the comment set forth in your letter has been reproduced herein with the response below the comment.

STAFF COMMENT:

1.	Please revise the signature page of your registration statement to identify and provide the signature of you controller or principal accounting officer.

RESPONSE:

The registration statement has been revised in accordance with the staff’s comment.

Should you have additional questions or require additional information, please feel free to contact me at (858) 436-1000.

Sincerely,

/s/ Tyler M. Dylan

Tyler M. Dylan
Chief Business Officer

cc:	David Fisher (Fisher Thurber LLP)

Mitchell Watt (Marcum & Kliegman LLP)

3611 Valley Centre Drive    •    Suite 525    •    San Diego, CA 92130    •    858.436.1000

www.cardiumthx.com